Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Provisions

	December 31,
	2021	2020
	£’000s	£’000s
Social security contribution on vested share options	—	109
Provision for deferred cash consideration	4,123	1,525

Total	4,123	1,634

Current	2,803	418
Non-current	1,320	1,216

Summary of Social Security Contributions on Share Options

	Social security contribution on vested share options	Deferred cash consideration
	£’000s	£’000s
At January 1, 2020	104	1,654
Arising/(released) during the year, net	5	—
Increase in provision due to the unwinding of the time value of money	—	157
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (revision to intangible asset, see Note 13)	—	(286)

At December 31, 2020	109	1,525

Arising/(released) during the year, net	(109)	—
Increase in provision due to the unwinding of the time value of money	—	225
Increase in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (revision to intangible asset, see Note 13)	—	2,373

At December 31, 2021	—	4,123